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1933 Act Rule 497(j)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

January 12, 2026
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
DFA Investment Dimensions Group Inc. (“the Registrant”)
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 265/267 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 265/267 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on January 7, 2026.
Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana Cresswell, Esquire at (215) 564-8048.
Very truly yours, /s/ Brian Crowell Brian Crowell

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